Leases (Details) - Schedule of unaudited amounts recognised in profit or loss - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Unaudited Amounts Recognised In Profit Or Loss Abstract
Depreciation expense of right-of-use assets	¥ 1,838	¥ 2,317
Interest expense on lease liabilities	36	842
Covid-19-related rent concessions from a lessor	(787)
Expense relating to short term leases and leases of low-value assets included in administrative expenses	685	748
Total amount recognised in profit or loss	¥ 1,772	¥ 3,907